Finance (costs) income - net	12 Months Ended
Dec. 31, 2021
Finance (costs)/income- net
Finance (costs)/income- net
10.	Finance (costs)/income– net

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Finance income
Interests from
- bank deposits	198	433	1,189
- loans to a related party	243	—	—
- others	—	—	204
Net exchange gains	2,042	27,897	19,108
	2,483	28,330	20,501
Finance costs
Issuance costs of financial instruments with preferred rights	(6,303)	—	—
Interests on
- lease liabilities	(2,076)	(2,069)	(2,999)
- borrowings	(2,133)	(3,298)	(1,311)
- loans from a related party	(1,192)	—	—
- redemption liabilities (Note 31)	—	—	(941)
Others	—	(260)	—
	(11,704)	(5,627)	(5,251)
Finance (costs)/ income – net	(9,221)	22,703	15,250